Provisions - Others (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Statement [Line Items]
Description of nature of obligation, other provisions	1) The Group has been offering Korean won settlement services for trade with Korea and Iran; however, the Group has stopped the services for trade in line with U.S. economic sanctions on September 23, 2019. The Group resumed the service humanitarian goods trade only since July 13, 2020. In connection with these services, the Group is currently being investigated by the U.S. government agencies including the U.S. prosecutors (United States Attorney’s Office and New York State Attorney General’s Office) and New York State Financial Supervisory Service as to whether the Group has violated United States laws by participating in prohibited transactions involving the following countries: Iran, Sudan, Syria and Cuba, which have been sanctioned by the U.S. In this regard, the Bureau of Foreign Assets Control concluded its investigation in December 2020 without taking any additional sanctions, but the investigation procedures of the U.S. Public Prosecutors’ Office and the New York State Financial Supervisory Service have yet to be completed. 2) The Group recognized the provision for the estimated compensation amount related to the miss-selling of the Derivative Linked Fund (DLF) incurred during 2019 and a fine expected to be imposed by the Financial Supervisory Service as the best estimate for the expenditure required to meet its obligations at the end of the reporting period. 3) For the year ended December 31, 2021, the Group recognized the provisions for the required expenditure as the best estimate to fulfill its obligations as of December 31, 2021 due to the expected losses of clients arising from the delay in the redemption of funds by Lime Asset Management and the dispute settlement by the Financial Supervisory Service. As of December 31, 2021, the provision for this case is 114.9 billion Won and the advance payment is 7.2 billion Won. 4) On October 22, 2021, the Group made a resolution to pay in advance for Platform Asia funds, etc., which are delayed in redemption at the Board of Directors Meeting of Woori Bank, the subsidiary. Provisions for estimated compensation amounts related to the prepayment was recognized as the best estimate of the expenditure. As of December 31, 2021, the sales revenue for Platform Asia, Heritage DLS, and Gen2 DLS sold 85 billion won, 22.3 billion won, and 90.2 billion won, respectively, and provisions is 35.7 billion won, 13.4 billion won, and 10.8 billion won, respectively. In addition, the provision for the expected fine related to incomplete sales of Heritage DLS is 700 million won.
Asset recognised for expected reimbursement, other provisions	₩ 114,900
Expected reimbursement, other provisions	7,200
Platform Asia [Member]
Statement [Line Items]
Provision used	85,000
New provisions	35,700
Heritage DLS [Member]
Statement [Line Items]
Provision used	22,300
New provisions	13,400
Estimated financial effect of contingent liabilities	700
Gen2 DLS [Member]
Statement [Line Items]
Provision used	90,200
New provisions	₩ 10,800